Other non-current financial and non-financial assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other non-current financial and non-financial assets
(10) Other
non-current
financial and
non-financial
assets
Other
non-current
financial and
non-financial
assets are analyzed in the following table:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Fair value of non-current derivatives – assets	4.5	66.1
Deposits	1.2	1.5
Other	3.2	2.7

Total other non-current financial assets	8.9	70.3

Prepaid expenses	2.3	1.8
Other	1.2	0.9

Total other non-current non-financial assets	3.5	2.7

Please refer to Note
(22)
 for changes in the fair value of derivatives.